Commitments, Guarantees, and Contingent Liabilities (Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts) (Detail) - JPY (¥)
¥ in Millions
	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Guarantor Obligations [Line Items]
Potential future payment	¥ 1,118,630	¥ 1,151,414
Book value of guarantee liabilities	9,384	8,424
Transferred loans
Guarantor Obligations [Line Items]
Potential future payment	503,193	519,665
Book value of guarantee liabilities	¥ 4,182	¥ 3,405
Maturity of the longest contract (Years)	2062	2062
Real estate loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 7,381	¥ 9,856
Book value of guarantee liabilities	¥ 156	¥ 180
Maturity of the longest contract (Years)	2048	2048
Other
Guarantor Obligations [Line Items]
Potential future payment	¥ 13,175	¥ 13,350
Book value of guarantee liabilities	¥ 0	¥ 0
Maturity of the longest contract (Years)	2044	2044
Corporate loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 594,881	¥ 608,543
Book value of guarantee liabilities	¥ 5,046	¥ 4,839
Maturity of the longest contract (Years)	2048	2048